Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 950.5	$ 812.0
Acquisitions	31.4	138.5
Balance as of December 31	$ 981.9	$ 950.5